Investments in Associate (Narrative) (Details) - Medgold [member] $ in Thousands, shares in Millions		12 Months Ended
	Feb. 07, 2017 shares	Dec. 31, 2017 USD ($)
Disclosure of associates [line items]
Name of associate		Medgold Resourced Corporation
Number of common share purchased in associate | shares	10
Proportion of ownership interest in associate	24.00%	22.00%
Fair value of investment | $		$ 3,200